AXA PREMIER VIP TRUST

SUPPLEMENT DATED NOVEMBER 1, 2013 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2013, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a name change for a sub-adviser of the Multimanager Aggressive Equity Portfolio.

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GCIC US Ltd. has changed its name to Scotia Institutional Asset Management US, Ltd. Therefore, all references to GCIC US Ltd. are hereby replaced with Scotia Institutional Asset Management US, Ltd.